Description Of Business And Summary Of Significant Accounting Policies (Accumulated Other Comprehensive Loss) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Changes in Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Total, Balance at beginning of period	$ (1.3)	$ 18.5	$ 32.1
Cumulative Translation Adjustment, balance at beginning of period	(17.6)	(8.6)	(4.3)
Translation adjustments	1.1	(9.0)	(4.3)
Cumulative Translation Adjustment, Balance at end of period	(16.5)	(17.6)	(8.6)
Pension and other post-retirement benefits, Balance at beginning of period	16.1	26.9	36.2
Amortization of prior service credits, net of tax of $6.5 - 2012, $6.5 - 2011, and $7.3 - 2010	(10.9)	(10.8)	(9.3)
Pension and other post-retirement benefits, Balance at end of period	5.2	16.1	26.9
Unrealized gain in available-for-sale securities, Balance at beginning of period	0.2	0.2	0.2
Unrealized gain in available-for-sale securities, Balance at end of period	0.2	0.2	0.2
Amortization of prior service costs tax	6.5	6.5	7.3
Total, Balance at end of period	$ (11.1)	$ (1.3)	$ 18.5